Stock Option Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
$ 0.00-$10.00 [Member]
Exercise Price Range [Abstract]
Range of Exercise Price, Lower Range	$ 0.00
Range of Exercise Price, Upper Range	$ 10.00
Number of Outstanding Options	27,853
Outstanding Options, Weighted Average Exercise Price	$ 10.00
Outstanding Options, Weighted Average Remaining Contractual Term	6 years 1 month 2 days
Number of Exercisable Options	27,853
Exercisable Options, Weighted Average Exercise Price	$ 10.00
Exercisable Options, Weighted Average Remaining Contractual Term	6 years 1 month 2 days
$10.00-$20.00 [Member]
Exercise Price Range [Abstract]
Range of Exercise Price, Lower Range	$ 10.00
Range of Exercise Price, Upper Range	$ 20.00
Number of Outstanding Options	15,892
Outstanding Options, Weighted Average Exercise Price	$ 18.06
Outstanding Options, Weighted Average Remaining Contractual Term	8 years 10 months 21 days
Number of Exercisable Options	2,726
Exercisable Options, Weighted Average Exercise Price	$ 15.30
Exercisable Options, Weighted Average Remaining Contractual Term	7 years 7 months 2 days
$20.00-$30.00 [Member]
Exercise Price Range [Abstract]
Range of Exercise Price, Lower Range	$ 20.00
Range of Exercise Price, Upper Range	$ 30.00
Number of Outstanding Options	227,154
Outstanding Options, Weighted Average Exercise Price	$ 27.28
Outstanding Options, Weighted Average Remaining Contractual Term	6 years 7 months 6 days
Number of Exercisable Options	90,397
Exercisable Options, Weighted Average Exercise Price	$ 27.00
Exercisable Options, Weighted Average Remaining Contractual Term	3 years 3 months 22 days
$30.00-$40.00 [Member]
Exercise Price Range [Abstract]
Range of Exercise Price, Lower Range	$ 30.00
Range of Exercise Price, Upper Range	$ 40.00
Number of Outstanding Options	49,673
Outstanding Options, Weighted Average Exercise Price	$ 39.12
Outstanding Options, Weighted Average Remaining Contractual Term	2 years 4 months 21 days
Number of Exercisable Options	47,965
Exercisable Options, Weighted Average Exercise Price	$ 39.28
Exercisable Options, Weighted Average Remaining Contractual Term	2 years 2 months 5 days
$40.00-$50.00 [Member]
Exercise Price Range [Abstract]
Range of Exercise Price, Lower Range	$ 40.00
Range of Exercise Price, Upper Range	$ 50.00
Number of Outstanding Options	20,464
Outstanding Options, Weighted Average Exercise Price	$ 48.50
Outstanding Options, Weighted Average Remaining Contractual Term	2 years 10 months 28 days
Number of Exercisable Options	20,464
Exercisable Options, Weighted Average Exercise Price	$ 48.50
Exercisable Options, Weighted Average Remaining Contractual Term	2 years 10 months 28 days
$50.00-$60.00 [Member]
Exercise Price Range [Abstract]
Range of Exercise Price, Lower Range	$ 50.00
Range of Exercise Price, Upper Range	$ 60.00
Number of Outstanding Options	12,937
Outstanding Options, Weighted Average Exercise Price	$ 51.40
Outstanding Options, Weighted Average Remaining Contractual Term	2 years 2 months 23 days
Number of Exercisable Options	12,937
Exercisable Options, Weighted Average Exercise Price	$ 51.40
Exercisable Options, Weighted Average Remaining Contractual Term	2 years 2 months 23 days
$60.00-$70.00 [Member]
Exercise Price Range [Abstract]
Range of Exercise Price, Lower Range	$ 60.00
Range of Exercise Price, Upper Range	$ 70.00
Number of Outstanding Options	3,219
Outstanding Options, Weighted Average Exercise Price	$ 66.60
Outstanding Options, Weighted Average Remaining Contractual Term	1 year 0 months 7 days
Number of Exercisable Options	3,219
Exercisable Options, Weighted Average Exercise Price	$ 66.60
Exercisable Options, Weighted Average Remaining Contractual Term	1 year 0 months 7 days
$70.00-$80.00 [Member]
Exercise Price Range [Abstract]
Range of Exercise Price, Lower Range	$ 70.00
Range of Exercise Price, Upper Range	$ 80.00
Number of Outstanding Options	12,808
Outstanding Options, Weighted Average Exercise Price	$ 70.90
Outstanding Options, Weighted Average Remaining Contractual Term	1 year 1 month 21 days
Number of Exercisable Options	12,808
Exercisable Options, Weighted Average Exercise Price	$ 70.90
Exercisable Options, Weighted Average Remaining Contractual Term	1 year 1 month 21 days